Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Derivative Financial Instruments (Additional Textual) [Abstract]
Cash margin accounts related to derivative instruments recognized	$ 8.1	$ 5.5
3.50% Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Percentage on Notes	3.50%
Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain recognized on derivative instrument	14.9
Commodity contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year
Expected period for recognition of deferred tax losses in earnings	1 year
Commodity contracts [Member] | Cash Flow Hedging [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	29.1	(12.2)
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	(10.8)	4.4
Losses reclassified from accumulated other comprehensive loss to earnings (effective portion)	(20.3)	(39.6)	(1.9)
Interest rate contract [Member] | Cash Flow Hedging [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	(4.8)	(5.4)
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	1.7	1.9
Effective portion of the hedge loss reclassified to interest expense over the next twelve months	(0.6)
Expected period for recognition of the hedge gain (loss) reclassified to interest expense	12 months
Losses reclassified from accumulated other comprehensive loss to earnings (effective portion)	$ (0.6)	$ (0.5)	$ (0.3)
Foreign currency exchange contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year